Long-Term Investments - Long-Term Investments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Equity-method investments	$ 56	$ 63
Cost-method investments	13	13
Total	$ 69	$ 76